Condensed Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [Member]	Share premium [Member]	Share-based payments reserve [Member]	Foreign currency translation reserve [Member]	Total reserves [Member]	Accumulated losses [Member]
Beginning Balance at Dec. 31, 2017	$ 122,651	$ 2,864	$ 219,335	$ 7,608	$ (489)	$ 7,119	$ (106,667)
Loss for the period	(37,992)						37,992
Other comprehensive loss	0	0	0	0	0	0	0
Total comprehensive loss	(37,992)						37,992
Issuance of shares - EIP 2013	14	14	1,504	(1,504)		(1,504)
Issuance of shares - Follow-on offering	73,103	367	72,736
Issuance of shares - ATM program	20,011	130	19,881
Share issuance costs	(5,713)		(5,713)
Share-based remuneration	4,574			4,574		4,574
Ending Balance at Jun. 30, 2018	176,648	3,375	307,743	10,678	(489)	10,189	(144,659)
Beginning Balance at Dec. 31, 2018	146,916	3,420	314,565	13,347	(489)	12,858	(183,927)
Loss for the period	(60,435)						(60,435)
Other comprehensive loss	0	0	0	0	0	0	0
Total comprehensive loss	(60,435)						(60,435)
Issuance of shares - EIP 2013	11	11	1,363	(1,363)		(1,363)
Issuance of shares - ATM program	1,339	10	1,329
Share issuance costs	(51)		(51)
Exercise of stock-options - EIP 2017	113	1	191	(79)		(79)
Share-based remuneration	6,411			6,411		6,411
Ending Balance at Jun. 30, 2019	$ 94,304	$ 3,442	$ 317,397	$ 18,316	$ (489)	$ 17,827	$ (244,362)